Convertible Notes Payable (Details) - USD ($) $ in Thousands						1 Months Ended	3 Months Ended				9 Months Ended
		Jun. 13, 2025	Jun. 12, 2025	Sep. 30, 2024	[3]	Oct. 31, 2024	Sep. 30, 2025		Dec. 31, 2024		Sep. 30, 2025
Debt Instrument [Line Items]
Notes payable, noncurrent	[1]						$ 0		$ 37,482	[2]	$ 0
Interest expense				$ 0			0	[3]	852	[4]	2,185 [3]
Ordinary Shares
Debt Instrument [Line Items]
Number of shares issued and sold (in shares)			85,506,824
Stock converted (in shares)		12,355,716
Pre-Funded Warrant
Debt Instrument [Line Items]
Warrants converted (in shares)		2,767,122
Related Party
Debt Instrument [Line Items]
Notes payable, noncurrent									14,993
Interest expense									$ 341		865
Convertible Notes Payable
Debt Instrument [Line Items]
Number of exercisable shares (in shares)			21,200,564
Number of shares issued and sold (in shares)			8,392,303
Consideration received						$ 37,500
Accrued interest			$ 3,000
Convertible Notes Payable | Ordinary Shares
Debt Instrument [Line Items]
Stock converted (in shares)		1,850,790
Convertible Notes Payable | Pre-Funded Warrant
Debt Instrument [Line Items]
Warrants converted (in shares)		1,212,683
Fairmount Convertible Note Purchase Agreement | Convertible Notes Payable
Debt Instrument [Line Items]
Convertible notes payable						$ 37,500	0				0
Accrue interest rate						12.00%			12.00%
Debt instrument, increase limit						$ 37,500
Notes payable, noncurrent									$ 37,500
Debt issuance costs (less than)									100		100
Interest expense							$ 0		900		$ 2,200
Non-cash interest expense related to the amortization of debt issuance costs (less than)									$ 100
Number of exercisable shares (in shares)			12,808,261
Fairmount Convertible Note Purchase Agreement | Convertible Notes Payable | Maximum
Debt Instrument [Line Items]
Debt instrument, higher borrowing capacity option						75,000
Fairmount Convertible Note Purchase Agreement | Convertible Notes Payable | Related Party
Debt Instrument [Line Items]
Convertible notes payable						$ 15,000

[1]	Includes related party amount of $14,993 as of December 31, 2024.
[2]	Includes related party amount of $14,993 as of December 31, 2024 (see Note 4).
[3]	Includes related party amount of $865 for the nine months ended September 30, 2025.
[4]	Includes related party amount of $341 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 4).